CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

Note 6. Convertible Notes Payable

Convertible notes payable consist of the following as of April 30, 2014 and July 31, 2013:

Signed	Matures	Interest Rate	Conversion Rate	Balance Apr. 30, 2014	Balance Jul. 31, 2013
March 31, 2013	March 31, 2015	10%	$0.02	$124,759	$167,075
October 31, 2013	October 31, 2015	10%	$0.02	516,920	-
November 31, 2013	November 31, 2015	10%	$0.01	83,265	-
January 31, 2014	January 31, 2016	10%	$0.01	117,719	-
Total				$842,663	$167,075

Less: current portion of convertible notes payable				(124,759)	-
Less: discount on convertible notes payable				(674,252)	(139,153)
Long-term convertible notes payable, net of discount				$43,652	$27,922

Issuance of Convertible Notes

During the nine months ended April 30, 2014, the Company signed convertible promissory notes of $717,904 in total with Vista View Ventures Inc., which refinanced non-interest bearing advances. These notes are payable at maturity and bear interest at 10% per annum. The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory notes are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Note Amount	Conversion Rate per Share	Beneficial Conversion Feature
October 31, 2013	October 31, 2015	$516,920	$0.02	$516,920
November 30, 2013	November 31, 2015	83,265	0.01	83,265
January 31, 2014	January 31, 2016	117,719	0.01	117,719
Total		$717,904

The Company evaluated the terms of the notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined that the underlying common stock is indexed to the Company's common stock. The Company determined that the conversion feature did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the notes and was deemed to be less than the market value of underlying common stock at the inception of the notes. Therefore, the Company recognized a beneficial conversion feature for each of the notes in the amount of $516,920, $83,265 and $117,719 at October 31, 2013, November 30, 2013 and January 31, 2014, respectively. The discount is amortized over the life of the notes using the effective interest method. The Company amortized $87,395 of the discount on the convertible notes payable to interest expense during the nine months ended April 30, 2014.

Conversions

During nine months ended April 30, 2014, the holders of the convertible note payable dated March 31, 2013 converted $42,316 of principal and $17,864 of accrued interest into 3,000,000 shares of common stock. On the conversion date, the unamortized discount related to the beneficial conversion feature was amortized to interest expense.

NOTE 5. CONVERTIBLE NOTE PAYABLE

On March 31, 2013, the Company signed a convertible promissory note with Vista View Ventures Inc. which refinanced non-interest bearing advances in the amount of $167,075 into a convertible note payable. The convertible promissory note bears interest at 10% per annum and is payable along with accrued interest on March 31, 2015.  The holder of the note may not convert the convertible promissory note into common stock if that conversion would result in the holder owning more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory note is convertible into common stock at the option of the holder at the rate of $0.02 per share.

The Company evaluated the terms of this note in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined that the underlying common stock is indexed to the Company's common stock. The Company determined that the conversion feature did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the notes and was deemed to be less than the market value of underlying common stock at the inception of the note.  Therefore, the Company recognized a beneficial conversion feature in the amount of $167,075. The discount is being amortized over the life of the note using the effective interest method. During the year ended July 31, 2013, the Company recognized interest expense in the amount of $27,922 as a result of amortization of the discount on the convertible note payable. As of July 31, 2013, the balance of the discount was $139,153. Accrued interest at July 31, 2013 totaled $5,584 on this convertible note.